Pension Plans, Retirement Benefits and Savings Plans	12 Months Ended
Dec. 31, 2013
Pension Plans, Retirement Benefits and Savings Plans disclosure
Pension Plans, Retirement Benefits and Savings Plans disclosure [Text Block]

14. PENSION PLANS, RETIREMENT BENEFITS AND SAVINGS PLANS

        The Company sponsors a qualified non-contributory defined benefit pension plan, which covers substantially all U.S. domestic employees and provides benefits under a cash balance formula, except that employees satisfying certain age and service requirements remain covered by a prior final average pay formula. In addition, the Company sponsors a nonqualified defined benefit pension plan which covers certain highly-compensated employees, pension plans for employees of its foreign subsidiaries, and a postretirement health and life insurance benefit plan for employees satisfying certain age and service requirements and for certain retirees.

Obligations and Funded Status

        The following tables summarize the funded status, obligations and amounts recognized in the consolidated balance sheet for the Company's benefit plans. The Company uses a December 31 measurement date for its pension and postretirement benefit plans.

	Qualified Domestic Pension Plan		Nonqualified and Foreign Pension Plans		Total
(at and for the year ended December 31, in millions)	2013	2012	2013	2012	2013	2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$3,055	$2,706	$206	$183	$3,261	$2,889
Benefits earned	112	107	6	6	118	113
Interest cost on benefit obligation	124	129	8	9	132	138
Actuarial loss (gain)	(243)	225	(19)	17	(262)	242
Benefits paid	(140)	(112)	(9)	(13)	(149)	(125)
Foreign currency exchange rate change	—	—	2	4	2	4
Acquisition	—	—	15	—	15	—

Benefit obligation at end of year	$2,908	$3,055	$209	$206	$3,117	$3,261

Change in plan assets:
Fair value of plan assets at beginning of year	$2,761	$2,414	$98	$86	$2,859	$2,500
Actual return on plan assets	453	242	12	10	465	252
Company contributions	—	217	6	11	6	228
Benefits paid	(140)	(112)	(9)	(13)	(149)	(125)
Foreign currency exchange rate change	—	—	2	4	2	4
Acquisition	—	—	20	—	20	—

Fair value of plan assets at end of year	3,074	2,761	129	98	3,203	2,859

Funded status of plan at end of year	$166	$(294)	$(80)	$(108)	$86	$(402)

Amounts recognized in the statement of financial position consist of:
Accrued over-funded benefit plan assets	$176	$—	$10	$—	$186	$—
Accrued under-funded benefit plan liabilities	(10)	(294)	(90)	(108)	(100)	(402)

Total	$166	$(294)	$(80)	$(108)	$86	$(402)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$704	$1,300	$34	$63	$738	$1,363
Prior service benefit	—	—	—	—	—	—

Total	$704	$1,300	$34	$63	$738	$1,363

	Postretirement Benefit Plans
(at and for the year ended December 31, in millions)	2013	2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$222	$246
Benefits earned	—	—
Plan amendments	—	(31)
Interest cost on benefit obligation	9	12
Actuarial loss (gain)	(25)	11
Benefits paid	(14)	(16)
Acquisition	19	—

Benefit obligation at end of year	$211	$222

Change in plan assets:
Fair value of plan assets at beginning of year	$18	$19
Actual return on plan assets	—	1
Company contributions	13	14
Benefits paid	(14)	(16)

Fair value of plan assets at end of year	17	18

Funded status of plan at end of year	$(194)	$(204)

Amounts recognized in the statement of financial position consist of:
Accrued under-funded benefit plan liability	$(194)	$(204)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial gain	$(44)	$(50)
Prior service benefit	(28)	—

Total	$(72)	$(50)

        Effective January 1, 2013, the Company converted its current prescription drug program for Medicare-eligible retirees to a group-based company-sponsored Medicare Part D Employer Group Waiver Plan (EGWP) program. The EGWP structure was made financially attractive for companies due to changes stemming from health care reform legislation. Under EGWP, the federal direct capitation payments will be paid to the Company, while the federal reinsurance and pharmaceutical rebates will be used to offset claims. Due to the transition to EGWP, the Company reduced its prescription drug liability at December 31, 2012 by approximately $31 million.

        The total accumulated benefit obligation for the Company's defined benefit pension plans was $3.05 billion and $3.21 billion at December 31, 2013 and 2012, respectively. The Qualified Domestic Plan accounted for $2.85 billion and $3.01 billion of the total accumulated benefit obligation at December 31, 2013 and 2012, respectively, whereas the Nonqualified and Foreign Plans accounted for $0.20 billion of the total accumulated benefit obligation at both December 31, 2013 and 2012.

        For pension plans with an accumulated benefit obligation in excess of plan assets, the aggregate projected benefit obligation was $123 million and $3.25 billion at December 31, 2013 and 2012, respectively, and the aggregate accumulated benefit obligation was $121 million and $3.20 billion at December 31, 2013 and 2012, respectively. The fair value of plan assets for the above plans was $33 million and $2.85 billion at December 31, 2013 and 2012, respectively.

        The Company has discretion regarding whether to provide additional funding and when to provide such funding to its qualified domestic pension plan. In 2013, there were no required contributions to the qualified domestic pension plan, and the Company made no voluntary contributions to the qualified domestic pension plan. In 2012 and 2011, the Company voluntarily made contributions totaling $217 million and $185 million, respectively, to the qualified domestic pension plan. The Company has not determined whether or not additional funding will be made during 2014. There is no required contribution to the qualified domestic pension plan during 2014. With respect to the Company's foreign pension plans, there are no significant required contributions in 2014.

        The following table summarizes the components of net periodic benefit cost and other amounts recognized in other comprehensive income related to the benefit plans for the years ended December 31, 2013, 2012 and 2011.

	Pension Plans			Postretirement Benefit Plans
(in millions)	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost:
Service cost	$118	$113	$98	$—	$—	$—
Interest cost on benefit obligation	132	138	135	9	12	13
Expected return on plan assets	(208)	(187)	(182)	(1)	(1)	(1)
Amortization of unrecognized:
Prior service benefit	—	—	—	(2)	—	—
Net actuarial loss (gain)	107	89	76	—	(1)	—

Net benefit expense	$149	$153	$127	$6	$10	$12

Other Changes in Benefit Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Prior service benefit	$—	$—	$—	$—	$—	$—
Net actuarial loss (gain)	(518)	176	388	(24)	11	(5)
Plan amendments	—	—	—	—	(31)	—
Amortization of prior service benefit	—	—	—	2	—	—
Amortization of net actuarial gain (loss)	(107)	(89)	(76)	—	1	—

Total other changes recognized in other comprehensive income	(625)	87	312	(22)	(19)	(5)

Total other changes recognized in net benefit expense and other comprehensive income	$(476)	$240	$439	$(16)	$(9)	$7

        For the defined benefit pension plans, the estimated net actuarial loss that will be reclassified (amortized) from accumulated other comprehensive income into net income as part of net periodic benefit cost over the next fiscal year is $65 million, and there is no estimated prior service benefit to be amortized over the next fiscal year. For the postretirement benefit plans, the estimated net actuarial gain that will be reclassified (amortized) from accumulated other comprehensive income into net income as part of net periodic benefit cost over the next fiscal year is $2 million, and the estimated prior service benefit to be amortized over the next fiscal year is $3 million.

Assumptions and Health Care Cost Trend Rate Sensitivity

        The following table summarizes assumptions used with regard to the Company's U.S. qualified domestic pension plan and the postretirement benefit plan.

(at and for the year ended December 31,)	2013	2012
Assumptions used to determine benefit obligations
Discount rate	4.96%	4.15%
Future compensation increase rate	4.00%	4.00%
Assumptions used to determine net periodic benefit cost
Discount rate	4.15%	4.90%
Expected long-term rate of return on pension plans' assets	7.50%	7.50%
Expected long-term rate of return on postretirement benefit plans' assets	4.00%	5.00%
Assumed health care cost trend rates
Following year:
Medical (before age 65)	7.25%	7.50%
Medical (age 65 and older)	6.75%	7.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate):	5.00%	5.00%
Year that the rate reaches the ultimate trend rate:
Medical (before age 65)	2022	2018
Medical (age 65 and older)	2020	2018

        The discount rate assumption used to determine the benefit obligation was based on a yield-curve approach. Under this approach, a weighted average yield is determined from a hypothetical portfolio of high quality fixed maturity corporate bonds (rated Aa) available at the year-end valuation date for which the timing and amount of cash outflows correspond with the timing and amount of the estimated benefit payouts of the Company's benefit plan.

        In choosing the expected long-term rate of return on plan assets, the Company selected the rate that was set as the return objective by the Company's Benefit Plans Investment Committee, which had considered the historical returns of equity and fixed maturity markets in conjunction with prevailing economic and financial market conditions.

        As an indicator of sensitivity, increasing the assumed health care cost trend rate by 1% would have increased the accumulated postretirement benefit obligation by $20 million at December 31, 2013, and the aggregate of the service and interest cost components of net postretirement benefit expense by $1 million for the year ended December 31, 2013. Decreasing the assumed health care cost trend rate by 1% would have decreased the accumulated postretirement benefit obligation at December 31, 2013 by $17 million and the aggregate of the service and interest cost components of net postretirement benefit expense by $1 million for the year ended December 31, 2013.

        The assumptions made for the Company's foreign pension and postretirement benefit plans are not materially different from those of the Company's U.S. qualified domestic pension plan and the postretirement benefit plan.

Plan Assets

        The U.S. qualified domestic pension plan assets are invested for the exclusive benefit of the plan participants and beneficiaries and are intended, over time, to satisfy the benefit obligations under the plan. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial position. The asset mix guidelines have been established and are reviewed quarterly. These guidelines are intended to serve as tools to facilitate the investment of plan assets to maximize long-term total return and the ongoing oversight of the plan's investment performance. Investment risk is measured and monitored on an ongoing basis through daily and monthly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

        The Company's overall investment strategy for the U.S. qualified domestic pension plan is to achieve a mix of approximately 85% to 90% of investments for long-term growth and 10% to 15% for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers. The current target allocations for plan assets are 55% to 65% equity securities and 20% to 40% fixed income securities, with the remainder allocated to short-term securities. Equity securities primarily include investments in large, medium and small-cap companies primarily located in the United States. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, U.S. Treasury securities and debt securities issued by foreign governments. Other investments include two private equity funds held by the Company's qualified defined benefit pension plan. One private equity fund is focused on financial companies, and the other is focused on real estate-related investments.

        Assets of the Company's foreign pension plans are not significant.

Fair Value Measurement—Pension Plans and Other Postretirement Benefit Assets

        For a discussion of the methods employed by the Company to measure the fair value of invested assets, see note 4. The following discussion of fair value measurements applies exclusively to the Company's pension plans and other postretirement benefit assets.

        Fair value estimates for equity and bond mutual funds held by the pension plans reflect prices received from an external pricing service that are based on observable market transactions. These estimates are included in Level 1.

        Short-term securities are carried at fair value which approximates cost plus accrued interest or amortized discount. The fair value or market value of these is periodically compared to this amortized cost and is based on significant observable inputs as determined by an external pricing service. Accordingly, the estimates of fair value for such short-term securities, other than U.S. Treasury securities and money market mutual funds, provided by an external pricing service are included in the amount disclosed in Level 2 of the hierarchy. The estimated fair value of U.S. Treasury securities and money market mutual funds is included in the amount disclosed in Level 1 as the estimates are based on unadjusted market prices.

Fair Value Hierarchy—Pension Plans

        The following tables present the level within the fair value hierarchy at which the financial assets of the Company's pension plans are measured on a recurring basis at December 31, 2013 and 2012.

(at December 31, 2013, in millions)	Total	Level 1	Level 2	Level 3
Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$18	$—	$18	$—
Debt securities issued by foreign governments	14	—	14	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	11	—	11	—
All other corporate bonds	447	—	447	—

Total fixed maturities	490	—	490	—

Mutual funds
Equity mutual funds	1,355	1,355	—	—
Bond mutual funds	446	446	—	—

Total mutual funds	1,801	1,801	—	—

Equity securities	571	570	1	—

Other investments(1)	4	—	—	4

Cash and short-term securities
U.S. Treasury securities	122	122	—	—
Money market mutual funds	19	19	—	—
Other	196	31	165	—

Total cash and short-term securities	337	172	165	—

Total	$3,203	$2,543	$656	$4

(1)
The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals. Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

(at December 31, 2012, in millions)	Total	Level 1	Level 2	Level 3
Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$7	$—	$7	$—
Debt securities issued by foreign governments	14	—	14	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	9	—	9	—
All other corporate bonds	383	—	383	—

Total fixed maturities	413	—	413	—

Mutual funds
Equity mutual funds	1,143	1,143	—	—
Bond mutual funds	406	406	—	—

Total mutual funds	1,549	1,549	—	—

Equity securities	450	450	—	—

Other investments(1)	6	—	—	6

Cash and short-term securities
U.S. Treasury securities	132	132	—	—
Money market mutual funds	22	22	—	—
Other	287	17	270	—

Total cash and short-term securities	441	171	270	—

Total	$2,859	$2,170	$683	$6

(1)
The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals. Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

        The following table presents the changes in the Level 3 fair value category for the years ended December 31, 2013 and 2012.

	Other Investments
(at and for the year ended December 31, in millions)	2013	2012
Balance at beginning of year	$6	$18
Actual return on plan assets:
Relating to assets still held	1	2
Relating to assets sold during the year	—	—
Purchases, sales, settlements and maturities:
Purchases	—	—
Sales	(3)	(12)
Settlements/maturities	—	—
Gross transfers into Level 3	—	—
Gross transfers out of Level 3	—	(2)

Balance at end of year	$4	$6

Other Postretirement Benefit Plan

        The Company's overall investment strategy is to achieve a mix of approximately 35% to 65% of investments for long-term growth and 35% to 60% for near-term insurance payments with a wide diversification of asset types, fund strategies and fund managers. The current target allocations for plan assets are 25% to 75% fixed income securities, with the remainder allocated to short-term securities. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities and U.S. Treasuries.

Fair Value—Other Postretirement Benefit Plan

        The Company's other postretirement benefit plan had financial assets of $17 million and $18 million at December 31, 2013 and 2012, respectively, which are measured at fair value on a recurring basis. The assets are primarily short-term securities and corporate bonds, and categorized as level 2 in the fair value hierarchy.

Estimated Future Benefit Payments

        The following table presents the estimated benefits expected to be paid by the Company's pension and postretirement benefit plans for the next ten years (reflecting estimated future employee service).

	Benefits Expected to be Paid
(in millions)	Pension Plans	Postretirement Benefit Plans
2014	$165	$15
2015	176	15
2016	187	15
2017	198	15
2018	209	14
2019 through 2023	1,165	70

Savings Plan

        The Company has a savings plan, The Travelers 401(k) Savings Plan (the Savings Plan), in which substantially all U.S. domestic Company employees are eligible to participate. Under the Savings Plan, the Company matches employee contributions up to 5% of eligible pay, with a maximum annual match of $6,000 which becomes 100% vested after three years of service. For the year ended December 31, 2011, existing employees whose annual base salary on December 31, 2010 was $175,000 or more, and employees hired during 2011 at an annual base salary of $175,000 or more, were not eligible for the Company's matching contribution. The Company's matching contribution is made in cash and invested according to the employee's current investment elections. The Company's matching contribution can be reinvested at any time into any other investment option. The Company's non-U.S. employees participate in separate savings plans. The total expense related to all of the savings plans was $100 million, $92 million and $90 million for the years ended December 31, 2013, 2012 and 2011, respectively.

        Included in the Savings Plan are a legacy Savings Plus Plan (SPP) and a Stock Ownership Plan (SOP) in which substantially all employees who were hired by legacy SPC before April 1, 2004 were eligible to participate. In 2004 under the SPP, the Company matched 100% of employees' contributions up to a maximum of 6% of their salary. The match was in the form of preferred shares, to the extent available in the SOP, or in the Company's common shares. Also allocated to participants were preferred shares equal to the value of dividends on previously allocated shares. Each share of preferred stock paid a dividend of $11.72 annually and was convertible into eight shares of the Company's common stock. The SOP has no preferred shares available for future allocations. As described in more detail in note 9 above, all preferred shares outstanding on June 7, 2011 (190,083 shares) were converted into a total of 1.52 million shares of the Company's common stock.

        All common shares held by the Savings Plan are considered outstanding for diluted EPS computations and dividends paid on all shares are charged to retained earnings.